Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other non financial assets [Line Items]
Schedule of other non-financial assets
(a)	Below is presented the movement:

	As of		Disposals	As of			As of
	January 1,		and	December 31,			December 31,
	2024	Additions	others	2024	Additions	Disposals	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Patents and industrial property (b)	15,288	—	—	15,288	—	—	15,288
Rights-of-use (c)	16,977	—	(4,081)	12,896	—	(696)	12,200
Software licenses	10,937	2,506	(2,409)	11,034	—	—	11,034
Goodwill (d)	34,023	—	—	34,023	—	—	34,023
Other assets	—	—	—	—	6,900	—	6,900

	77,225	2,506	(6,490)	73,241	6,900	(696)	79,445
Accumulated amortization:
Rights-of-use (c)	10,294	—	(131)	10,163	—	—	10,163
Software licenses	7,112	1,129	(3,998)	4,243	929	—	5,172

	17,406	1,129	(4,129)	14,406	929	—	15,335

Cost, net	59,819			58,835			64,110

See related accounting policies in Note 2.4(w).

(b)

The copper plant project is a technological initiative of the Company to develop a viable technical and economic solution for the treatment of complex copper concentrates. This project comprises several stages of development from a laboratory level pilot to a demonstration stage.

(c)

Corresponds to the mineral servitude agreements signed with the communities surrounding the Group’s operations, through which the Group is authorized to carry out exploration, development, exploitation and general work activities.

(d)

Corresponds to the higher value paid during the acquisition of the subsidiary El Brocal for US$34,023,000 million from previous years. As of December 31, 2025, impairment tests were performed using discounted cash flow models. The results showed a significant margin between the recoverable amount and the carrying amount of the related CGU; therefore, no impairment loss was identified to be recognized. The assumptions used are described in Note 11(b).

Sociedad Minera Cerro Verde S.A.A.
Disclosure of other non financial assets [Line Items]
Schedule of other non-financial assets

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Current
Other receivables (a)	80,729	—
Value added tax credit	36,051	28,853
	116,780	28,853
Non-current
Other receivables (a)	292,257	275,257
Uncertain tax positions (b)	131,335	21,481
Other taxes to be recovered	2,179	1,947
	425,771	298,685

Total other non-financial assets	542,551	327,538
(a)

As of December 31, 2025, the current portion corresponds to refund requests related to tax credits determined by SUNAT (National Superintendence of Customs and Tax Administration) as a result of the completion of 2020 tax audit. (see Note 13(f)).

As of December 31, 2025, the non-current portion corresponds to disbursements made to SUNAT under protest by the Company through year 2016 of US$187.7 million (US$ 181.9 million as of December 31, 2024), for the years 2015 through 2017 and for the year 2019 related to customs taxes of US$17.9 million (US$15.9 million for the years 2015 through 2017 as of December 31, 2024) and for the years 2018 and 2021 related to social contributions to EsSalud (Social Health Insurance) of US$23.9 million (US$21.4 million as of December 31, 2024).

Additionally, the non-current portion includes tax credits associated with completion of SUNAT audits through year 2016 of US$62.8 million as of December 31, 2025 (US$56.1 million as of December 31, 2024).

According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of these matters will be favorable to the Company and amounts will be recoverable (see Notes 13(c) and 13(e)).

(b)

The balance as of December 31, 2025, represents benefits for the years 2017 through 2019 and from 2021 through 2025 amounting to US$131.3 million, determined in accordance with the International Financial Reporting Interpretations Committee (IFRIC) 23, “Uncertainty over Income Tax Treatments” (US$21.5 million as of December 31, 2024 for the years 2017, 2019, 2020, 2022, 2023 and 2024). The balance as of December 31, 2025, increased mainly due to the recognition of favorable positions resulting from the completion of 2020 tax audit carried out by SUNAT. (See Note 13(f)).